SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31,
	2024	2025
SGD to US$ Year End	0.7320	0.7777
SGD to US$ Average Rate	0.7483	0.7654

SCHEDULE OF ESTIMATED USEFUL LIVES

Category	Estimated useful lives

Land use right	Over the lease term
Leasehold building	30 years
Leasehold improvements	5 years
Plant and machinery	5 to 10 years
Equipment, furniture, and fittings	1-5 years
Motor vehicles	10 years